UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5719

Dreyfus Stock Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/14

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Stock Index Fund
September 30, 2014 (Unaudited)

Common Stocks--98.3%	Shares		Value ($)
Automobiles & Components--1.0%
BorgWarner	26,373		1,387,484
Delphi Automotive	35,361		2,169,044
Ford Motor	458,622		6,783,019
General Motors	159,236		5,085,998
Goodyear Tire & Rubber	32,553		735,210
Harley-Davidson	25,646		1,492,597
Johnson Controls	78,671		3,461,524
			21,114,876
Banks--6.0%
Bank of America	1,241,137		21,161,386
BB&T	83,254		3,097,881
Citigroup	358,937		18,600,115
Comerica	20,999		1,047,010
Fifth Third Bancorp	98,692		1,975,814
Hudson City Bancorp	54,637		531,072
Huntington Bancshares	98,898		962,278
JPMorgan Chase & Co.	444,649		26,785,656
KeyCorp	102,408		1,365,099
M&T Bank	15,265		1,882,022
People's United Financial	36,681		530,774
PNC Financial Services Group	63,102		5,400,269
Regions Financial	167,465		1,681,349
SunTrust Banks	63,375		2,410,151
U.S. Bancorp	213,643		8,936,687
Wells Fargo & Co.	561,630		29,131,748
Zions Bancorporation	21,832		634,438
			126,133,749
Capital Goods--7.4%
3M	76,537		10,843,762
Allegion	10,801		514,560
AMETEK	29,607		1,486,567
Boeing	79,349		10,107,476
Caterpillar	73,883		7,316,633
Cummins	20,351		2,685,925
Danaher	71,115		5,403,318
Deere & Co.	42,395		3,475,966
Dover	20,434		1,641,463
Eaton	55,527		3,518,746
Emerson Electric	83,089		5,199,710
Fastenal	32,374	a	1,453,593
Flowserve	16,349		1,152,931
Fluor	18,464		1,233,211
General Dynamics	37,561		4,773,627
General Electric	1,184,900		30,357,138
Honeywell International	91,908		8,558,473

Illinois Tool Works	43,157		3,643,314
Ingersoll-Rand	31,615		1,781,821
Jacobs Engineering Group	15,244	b	744,212
Joy Global	11,265		614,393
L-3 Communications Holdings	9,834		1,169,459
Lockheed Martin	31,911		5,832,693
Masco	42,866		1,025,355
Northrop Grumman	24,592		3,240,242
PACCAR	41,941		2,385,394
Pall	12,951		1,083,999
Parker Hannifin	17,564		2,004,931
Pentair	23,836		1,561,020
Precision Castparts	17,006		4,028,381
Quanta Services	25,057	b	909,319
Raytheon	36,689		3,728,336
Rockwell Automation	16,116		1,770,826
Rockwell Collins	15,630		1,226,955
Roper Industries	11,862		1,735,292
Snap-on	7,235		876,014
Stanley Black & Decker	18,753		1,665,079
Textron	32,583		1,172,662
United Rentals	11,110	b	1,234,321
United Technologies	100,537		10,616,707
W.W. Grainger	7,256		1,825,972
Xylem	22,125		785,216
			156,385,012
Commercial & Professional Services--.7%
ADT	20,783	a	736,965
Cintas	12,172		859,221
Dun & Bradstreet	4,810		565,031
Equifax	14,075		1,051,965
Iron Mountain	19,979		652,314
Nielsen	35,773		1,585,817
Pitney Bowes	23,223		580,343
Republic Services	31,044		1,211,337
Robert Half International	16,547		810,803
Stericycle	10,210	b	1,190,078
Tyco International	52,500		2,339,925
Waste Management	51,663		2,455,542
			14,039,341
Consumer Durables & Apparel--1.3%
Coach	32,907		1,171,818
D.R. Horton	39,115		802,640
Fossil Group	5,573	b	523,305
Garmin	14,345	a	745,797
Harman International Industries	7,974		781,771
Hasbro	14,387		791,213
Leggett & Platt	16,421		573,421
Lennar, Cl. A	19,766		767,514
Mattel	40,884		1,253,095
Michael Kors Holdings	24,135	b	1,722,998
Mohawk Industries	7,293	b	983,242

Newell Rubbermaid	34,136		1,174,620
NIKE, Cl. B	83,226		7,423,759
PulteGroup	39,332		694,603
PVH	9,394		1,138,083
Ralph Lauren	7,218		1,189,021
Under Armour, Cl. A	19,017	b	1,314,075
VF	41,774		2,758,337
Whirlpool	9,062		1,319,880
			27,129,192
Consumer Services--1.6%
Carnival	52,374		2,103,864
Chipotle Mexican Grill	3,696	b	2,463,717
Darden Restaurants	14,864	a	764,901
H&R Block	31,557		978,583
Marriott International, Cl. A	26,353		1,842,075
McDonald's	116,792		11,073,050
Starbucks	89,330		6,740,842
Starwood Hotels & Resorts
Worldwide	22,327	c	1,857,830
Wyndham Worldwide	14,815		1,203,867
Wynn Resorts	9,402		1,758,926
Yum! Brands	52,706		3,793,778
			34,581,433
Diversified Financials--5.1%
Affiliated Managers Group	6,526	b	1,307,549
American Express	107,149		9,379,823
Ameriprise Financial	22,182		2,736,815
Bank of New York Mellon	134,460		5,207,636
Berkshire Hathaway, Cl. B	215,433	b	29,759,915
BlackRock	14,882		4,886,058
Capital One Financial	66,383		5,418,180
Charles Schwab	137,907		4,053,087
CME Group	37,519		2,999,832
Discover Financial Services	54,866		3,532,822
E*TRADE Financial	33,871	b	765,146
Franklin Resources	47,636		2,601,402
Goldman Sachs Group	48,448		8,893,599
IntercontinentalExchange Group	13,681		2,668,479
Invesco	51,464		2,031,799
Legg Mason	12,729		651,216
Leucadia National	38,352		914,312
McGraw-Hill Financial	31,902		2,694,124
Moody's	21,965		2,075,692
Morgan Stanley	180,712		6,247,214
NASDAQ OMX Group	13,750		583,275
Navient	50,684		897,614
Northern Trust	26,304		1,789,461
State Street	50,302		3,702,730
T. Rowe Price Group	30,751		2,410,878
			108,208,658
Energy--9.5%
Anadarko Petroleum	59,644		6,050,287

Apache	45,228		4,245,552
Baker Hughes	51,001		3,318,125
Cabot Oil & Gas	50,741		1,658,723
Cameron International	24,247	b	1,609,516
Chesapeake Energy	59,535		1,368,710
Chevron	224,949		26,840,915
Cimarex Energy	10,075		1,274,790
ConocoPhillips	145,058		11,099,838
CONSOL Energy	27,392		1,037,061
Denbury Resources	42,254		635,078
Devon Energy	44,768		3,052,282
Diamond Offshore Drilling	8,660	a	296,778
Ensco, Cl. A	27,022		1,116,279
EOG Resources	64,571		6,393,820
EQT	17,492		1,601,218
Exxon Mobil	504,181		47,418,223
FMC Technologies	27,452	b	1,490,918
Halliburton	100,571		6,487,835
Helmerich & Payne	12,355		1,209,184
Hess	31,276		2,949,952
Kinder Morgan	77,804	a	2,983,005
Marathon Oil	81,326		3,057,044
Marathon Petroleum	34,185		2,894,444
Murphy Oil	20,500		1,166,655
Nabors Industries	34,137		776,958
National Oilwell Varco	50,934		3,876,077
Newfield Exploration	15,006	b	556,272
Noble	30,092		668,644
Noble Energy	42,639		2,914,802
Occidental Petroleum	92,176		8,862,722
ONEOK	24,607		1,612,989
Phillips 66	66,083		5,373,209
Pioneer Natural Resources	16,748		3,298,854
QEP Resources	20,796		640,101
Range Resources	19,911		1,350,165
Schlumberger	153,487		15,608,093
Southwestern Energy	40,871	b	1,428,441
Spectra Energy	79,465		3,119,796
Tesoro	15,147		923,664
Transocean	39,286	a	1,255,973
Valero Energy	62,108		2,873,737
Williams	79,656		4,408,960
			200,805,689
Food & Staples Retailing--2.2%
Costco Wholesale	51,951		6,510,499
CVS Caremark	136,930		10,898,259
Kroger	57,863		3,008,876
Safeway	26,208		898,934
Sysco	68,528		2,600,638
Wal-Mart Stores	186,713		14,277,943
Walgreen	103,283		6,121,583
Whole Foods Market	44,131		1,681,832

			45,998,564
Food, Beverage & Tobacco--5.2%
Altria Group	233,666		10,734,616
Archer-Daniels-Midland	76,341		3,901,025
Brown-Forman, Cl. B	18,940		1,708,767
Campbell Soup	20,702		884,596
Coca-Cola	466,189		19,887,623
Coca-Cola Enterprises	27,908		1,237,999
ConAgra Foods	50,514		1,668,983
Constellation Brands, Cl. A	19,297	b	1,681,927
Dr. Pepper Snapple Group	23,191		1,491,413
General Mills	72,920		3,678,814
Hershey	17,560		1,675,751
Hormel Foods	16,227		833,906
J.M. Smucker	12,123		1,200,056
Kellogg	30,010		1,848,616
Keurig Green Mountain	14,411		1,875,303
Kraft Foods Group	70,881		3,997,688
Lorillard	43,334		2,596,140
McCormick & Co.	15,009		1,004,102
Mead Johnson Nutrition	23,727		2,283,012
Molson Coors Brewing, Cl. B	18,665		1,389,423
Mondelez International, Cl. A	199,303		6,829,117
Monster Beverage	16,967	b	1,555,365
PepsiCo	178,743		16,639,186
Philip Morris International	184,679		15,402,229
Reynolds American	36,392		2,147,128
Tyson Foods, Cl. A	34,559		1,360,588
			109,513,373
Health Care Equipment & Services--4.2%
Abbott Laboratories	177,773		7,393,579
Aetna	42,267		3,423,627
AmerisourceBergen	25,232		1,950,434
Baxter International	63,536		4,559,979
Becton Dickinson & Co.	23,003		2,617,971
Boston Scientific	157,661	b	1,861,976
C.R. Bard	9,127		1,302,514
Cardinal Health	40,500		3,034,260
CareFusion	25,375	b	1,148,219
Cerner	35,848	b	2,135,465
Cigna	31,210		2,830,435
Covidien	52,594		4,549,907
DaVita HealthCare Partners	21,273	b	1,555,907
DENTSPLY International	17,483		797,225
Edwards Lifesciences	12,257	b	1,252,053
Express Scripts Holding	88,193	b	6,229,072
Humana	17,862		2,327,240
Intuitive Surgical	4,256	b	1,965,506
Laboratory Corporation of America
Holdings	10,170	b	1,034,797
McKesson	27,084		5,272,442
Medtronic	115,832		7,175,792

Patterson	9,507		393,875
Quest Diagnostics	16,648		1,010,201
St. Jude Medical	32,908		1,978,758
Stryker	34,446		2,781,515
Tenet Healthcare	11,190	b	664,574
UnitedHealth Group	114,872		9,907,710
Universal Health Services, Cl. B	10,567		1,104,252
Varian Medical Systems	12,779	b	1,023,853
WellPoint	32,439		3,880,353
Zimmer Holdings	19,872		1,998,130
			89,161,621
Household & Personal Products--2.0%
Avon Products	50,416		635,242
Clorox	15,164		1,456,351
Colgate-Palmolive	101,512		6,620,613
Estee Lauder, Cl. A	26,666		1,992,484
Kimberly-Clark	44,361		4,771,913
Procter & Gamble	319,750		26,775,865
			42,252,468
Insurance--2.7%
ACE	39,300		4,121,391
Aflac	53,134		3,095,055
Allstate	51,416		3,155,400
American International Group	168,723		9,114,416
Aon	34,352		3,011,640
Assurant	8,162		524,817
Chubb	28,568		2,601,973
Cincinnati Financial	17,615		828,786
Genworth Financial, Cl. A	58,498	b	766,324
Hartford Financial Services Group	51,894		1,933,051
Lincoln National	31,574		1,691,735
Loews	36,064		1,502,426
Marsh & McLennan	65,171		3,411,050
MetLife	132,767		7,132,243
Principal Financial Group	33,011		1,732,087
Progressive	65,119		1,646,208
Prudential Financial	54,221		4,768,195
Torchmark	15,724		823,466
Travelers	40,097		3,766,712
Unum Group	31,656		1,088,333
XL Group	31,537		1,046,082
			57,761,390
Materials--3.4%
Air Products & Chemicals	22,701		2,955,216
Airgas	8,186		905,781
Alcoa	138,296		2,225,183
Allegheny Technologies	13,606		504,783
Avery Dennison	11,598		517,851
Ball	17,104		1,082,170
Bemis	12,122		460,878
CF Industries Holdings	5,882		1,642,372
Dow Chemical	132,898		6,969,171

E.I. du Pont de Nemours & Co.	108,680		7,798,877
Eastman Chemical	17,828		1,442,107
Ecolab	31,683		3,638,159
FMC	15,496		886,216
Freeport-McMoRan	122,983		4,015,395
International Flavors & Fragrances	9,317		893,314
International Paper	50,512		2,411,443
LyondellBasell Industries, Cl. A	50,246		5,459,730
Martin Marietta Materials	7,330		945,130
MeadWestvaco	20,433		836,527
Monsanto	62,126		6,989,796
Mosaic	38,357		1,703,434
Newmont Mining	57,535		1,326,182
Nucor	37,363		2,028,064
Owens-Illinois	19,062	b	496,565
PPG Industries	16,141		3,175,580
Praxair	34,882		4,499,778
Sealed Air	25,014		872,488
Sherwin-Williams	10,064		2,203,915
Sigma-Aldrich	14,348		1,951,471
Vulcan Materials	15,563		937,359
			71,774,935
Media--3.5%
Cablevision Systems (NY Group),
Cl. A	26,358		461,529
CBS, Cl. B	57,935		3,099,522
Comcast, Cl. A	306,021		16,457,809
DIRECTV	59,300	b	5,130,636
Discovery Communications, Cl. A	17,665	b	667,737
Discovery Communications, Cl. C	32,180	b	1,199,670
Gannett	25,933		769,432
Interpublic Group of Companies	48,207		883,152
News Corp., Cl. A	57,179	b	934,877
Omnicom Group	29,710		2,045,831
Scripps Networks Interactive, Cl.
A	12,278		958,789
Time Warner	101,111		7,604,558
Time Warner Cable	32,915		4,722,973
Twenty-First Century Fox, Cl. A	222,726		7,637,275
Viacom, Cl. B	45,034		3,464,916
Walt Disney	186,746		16,625,996
			72,664,702
Pharmaceuticals, Biotech & Life Sciences--9.4%
AbbVie	187,871		10,851,429
Actavis	31,261	b	7,542,654
Agilent Technologies	39,140		2,230,197
Alexion Pharmaceuticals	23,276	b	3,859,626
Allergan	34,996		6,235,937
Amgen	89,777		12,610,077
Biogen Idec	27,931	b	9,239,854
Bristol-Myers Squibb	195,786		10,020,327
Celgene	94,744	b	8,979,836

Eli Lilly & Co.	116,326		7,543,741
Gilead Sciences	178,741	a,b	19,026,979
Hospira	19,069	b	992,160
Johnson & Johnson	333,386		35,535,614
Mallinckrodt	13,365	b	1,204,855
Merck & Co.	341,061		20,218,096
Mylan	44,094	b	2,005,836
PerkinElmer	12,780		557,208
Perrigo Company	15,505		2,328,696
Pfizer	749,596		22,165,554
Regeneron Pharmaceuticals	8,733	b	3,148,421
Thermo Fisher Scientific	47,131		5,735,843
Vertex Pharmaceuticals	28,123	b	3,158,494
Waters	10,090	b	1,000,121
Zoetis	59,045		2,181,713
			198,373,268
Real Estate--2.2%
American Tower	46,450	c	4,349,113
Apartment Investment & Management,
Cl. A	16,408	c	522,103
AvalonBay Communities	15,484	c	2,182,779
Boston Properties	17,770	c	2,057,055
CBRE Group, Cl. A	32,473	b	965,747
Crown Castle International	39,213		3,157,823
Equity Residential	42,692	c	2,628,973
Essex Property Trust	7,277	c	1,300,764
General Growth Properties	73,952	c	1,741,570
HCP	53,355	c	2,118,727
Health Care	38,258	c	2,386,151
Host Hotels & Resorts	87,739	c	1,871,473
Kimco Realty	49,616	c	1,087,087
Macerich	16,251	c	1,037,301
Plum Creek Timber	20,445	c	797,559
Prologis	58,997	c	2,224,187
Public Storage	17,133	c	2,841,337
Simon Property Group	37,122	c	6,103,599
Ventas	34,401	c	2,131,142
Vornado Realty Trust	20,670	c	2,066,173
Weyerhaeuser	63,048	c	2,008,709
			45,579,372
Retailing--4.1%
Amazon.com	44,769	b	14,435,316
AutoNation	7,846	b	394,732
AutoZone	3,962	b	2,019,273
Bed Bath & Beyond	23,898	b	1,573,205
Best Buy	32,091		1,077,937
CarMax	26,189	b	1,216,479
Dollar General	35,811	b	2,188,410
Dollar Tree	24,934	b	1,398,049
Expedia	11,929		1,045,219
Family Dollar Stores	11,473		886,175
GameStop, Cl. A	13,708	a	564,770

Gap	32,023		1,335,039
Genuine Parts	17,949		1,574,307
Home Depot	159,150		14,600,421
Kohl's	24,337		1,485,287
L Brands	29,160		1,953,137
Lowe's	116,710		6,176,293
Macy's	41,779		2,430,702
Netflix	6,974	b	3,146,529
Nordstrom	16,415		1,122,294
O'Reilly Automotive	12,474	b	1,875,591
PetSmart	11,822		828,604
Priceline Group	6,160	b	7,136,853
Ross Stores	24,839		1,877,332
Staples	77,405	a	936,601
Target	74,887		4,693,917
The TJX Companies	81,937		4,848,212
Tiffany & Co.	12,680		1,221,211
Tractor Supply	16,639		1,023,465
TripAdvisor	12,783	b	1,168,622
Urban Outfitters	13,517	b	496,074
			86,730,056
Semiconductors & Semiconductor Equipment--2.4%
Altera	36,429		1,303,430
Analog Devices	36,704		1,816,481
Applied Materials	141,892		3,066,286
Avago Technologies	29,506		2,567,022
Broadcom, Cl. A	65,100		2,631,342
First Solar	8,381	b	551,554
Intel	585,284		20,379,589
KLA-Tencor	19,736		1,554,802
Lam Research	19,499		1,456,575
Linear Technology	27,726		1,230,757
Microchip Technology	23,408	a	1,105,560
Micron Technology	126,449	b	4,332,143
NVIDIA	60,979		1,125,063
Texas Instruments	126,877		6,050,764
Xilinx	31,815		1,347,365
			50,518,733
Software & Services--10.4%
Accenture, Cl. A	75,077		6,105,262
Adobe Systems	54,958	b	3,802,544
Akamai Technologies	20,863	b	1,247,607
Alliance Data Systems	6,558	b	1,628,155
Autodesk	27,022	b	1,488,912
Automatic Data Processing	57,035		4,738,468
CA	38,102		1,064,570
Citrix Systems	19,520	b	1,392,557
Cognizant Technology Solutions,
Cl. A	71,913	b	3,219,545
Computer Sciences	17,778		1,087,125
eBay	134,933	b	7,641,256
Electronic Arts	35,857	b	1,276,868

Facebook, Cl. A	229,955	b	18,175,643
Fidelity National Information
Services	34,363		1,934,637
Fiserv	29,457	b	1,903,953
Google, Cl. A	33,471	b	19,694,671
Google, Cl. C	33,471	b	19,324,817
International Business Machines	109,724		20,828,907
Intuit	33,212		2,911,032
MasterCard, Cl. A	116,411		8,605,101
Microsoft	972,255		45,073,742
Oracle	384,851		14,732,096
Paychex	37,655		1,664,351
Red Hat	22,091	b	1,240,410
salesforce.com	68,004	b	3,912,270
Symantec	80,734		1,898,056
Teradata	19,455	b	815,554
Total System Services	19,743		611,243
VeriSign	13,346	b	735,632
Visa, Cl. A	58,214		12,421,121
Western Union	64,566		1,035,639
Xerox	128,514		1,700,240
Yahoo!	110,427	b	4,499,900
			218,411,884
Technology Hardware & Equipment--6.6%
Amphenol, Cl. A	18,651		1,862,489
Apple	707,905		71,321,429
Cisco Systems	604,656		15,219,192
Corning	153,932		2,977,045
EMC	241,839		7,076,209
F5 Networks	8,922	b	1,059,398
FLIR Systems	15,986		501,001
Harris	12,593		836,175
Hewlett-Packard	222,034		7,875,546
Jabil Circuit	23,849		481,034
Juniper Networks	47,605		1,054,451
Motorola Solutions	26,727		1,691,285
NetApp	38,068		1,635,401
QUALCOMM	198,139		14,814,853
SanDisk	27,085		2,652,976
Seagate Technology	38,946		2,230,437
TE Connectivity	48,400		2,676,036
Western Digital	25,971		2,527,498
			138,492,455
Telecommunication Services--2.4%
AT&T	611,638		21,554,123
CenturyLink	67,121		2,744,578
Frontier Communications	114,672	a	746,515
Verizon Communications	489,318		24,461,007
Windstream Holdings	70,008	a	754,686
			50,260,909
Transportation--2.1%
C.H. Robinson Worldwide	16,942		1,123,593

CSX	119,881		3,843,385
Delta Air Lines	101,092		3,654,476
Expeditors International of
Washington	24,580		997,456
FedEx	31,406		5,070,499
Kansas City Southern	12,890		1,562,268
Norfolk Southern	36,707		4,096,501
Ryder System	6,760		608,197
Southwest Airlines	82,015		2,769,647
Union Pacific	106,740		11,572,751
United Parcel Service, Cl. B	83,296		8,187,164
			43,485,937
Utilities--2.9%
AES	75,011		1,063,656
AGL Resources	13,986		718,041
Ameren	28,746		1,101,834
American Electric Power	57,787		3,017,059
CenterPoint Energy	52,052		1,273,712
CMS Energy	31,790		942,891
Consolidated Edison	34,369		1,947,348
Dominion Resources	67,987		4,697,222
DTE Energy	21,027		1,599,734
Duke Energy	83,742		6,261,389
Edison International	38,205		2,136,424
Entergy	20,592		1,592,379
Exelon	101,645		3,465,078
FirstEnergy	48,617		1,632,073
Integrys Energy Group	9,716		629,791
NextEra Energy	51,000		4,787,880
NiSource	37,822		1,549,946
Northeast Utilities	36,521		1,617,880
NRG Energy	39,241		1,196,066
Pepco Holdings	31,010		829,828
PG&E	55,680		2,507,827
Pinnacle West Capital	13,127		717,259
PPL	78,453		2,576,397
Public Service Enterprise Group	59,371		2,210,976
SCANA	16,024	a	794,951
Sempra Energy	26,777		2,821,760
Southern	104,396		4,556,885
TECO Energy	26,631	a	462,847
Wisconsin Energy	26,474		1,138,382
Xcel Energy	58,627		1,782,261
			61,629,776
Total Common Stocks
(cost $934,757,582)			2,071,007,393
	Principal
Short-Term Investments--.1%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.01%, 12/11/14
(cost $1,949,958)	1,950,000	[d]	1,949,961

Other Investment--1.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $31,572,375)	31,572,375 [e]	31,572,375
Investment of Cash Collateral for
Securities Loaned--.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $8,385,514)	8,385,514 [e]	8,385,514
Total Investments (cost $976,665,429)	100.3%	2,112,915,243
Liabilities, Less Cash and Receivables	(.3%)	(6,626,812)
Net Assets	100.0%	2,106,288,431

a	Security, or portion thereof, on loan. At September 30, 2014, the value of the fund's securities on loan was
$30,887,117 and the value of the collateral held by the fund was $31,800,783, consisting of cash collateral of $8,385,514 and U.S. Government & Agency securities valued at $23,415,269.
b	Non-income producing security.
c	Investment in real estate investment trust.
d	Held by or on behalf of a counterparty for open financial futures contracts.
e	Investment in affiliated money market mutual fund.

At September 30, 2014, net unrealized appreciation on investments was $1,136,249,814 of which $1,169,594,052 related to appreciated investment securities and $33,344,238 related to depreciated investment securities. At September 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	10.4
Energy	9.5
Pharmaceuticals, Biotech & Life Sciences	9.4
Capital Goods	7.4
Technology Hardware & Equipment	6.6
Banks	6.0
Food, Beverage & Tobacco	5.2
Diversified Financials	5.1
Health Care Equipment & Services	4.2
Retailing	4.1
Media	3.5
Materials	3.4
Utilities	2.9
Insurance	2.7
Semiconductors & Semiconductor Equipment	2.4
Telecommunication Services	2.4
Food & Staples Retailing	2.2
Real Estate	2.2
Transportation	2.1
Household & Personal Products	2.0
Short-Term/Money Market Investments	2.0
Consumer Services	1.6

Consumer Durables & Apparel	1.3
Automobiles & Components	1.0
Commercial & Professional Services	.7
100.3

STATEMENT OF FINANCIAL FUTURES
September 30, 2014 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 9/30/2014	($)
Financial Futures Long
Standard & Poor's 500 E-mini	361	35,477,275	December 2014	(326,589)

The following is a summary of the inputs used as of September 30, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	2,065,601,094	-	-	2,065,601,094
Equity Securities - Foreign Common Stocks+	5,406,299	-	-	5,406,299
Mutual Funds	39,957,889	-	-	39,957,889
U.S. Treasury	-	1,949,961	-	1,949,961
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(326,589)	-	-	(326,589)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period ended September 30, 2014 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Index Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 17, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	November 17, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)